Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Aug. 26, 2020	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021
C000220403
Account Value [Line Items]
Line Graph and Table Measure Name		Sterling Capital Focus Equity ETF
Account Value	$ 10,000	$ 10,496	$ 9,676	$ 8,416	$ 11,032
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 10,000	15,689	12,297	12,052	12,513
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 10,000	$ 15,641	$ 11,708	$ 10,687	$ 11,400